Investment Tax Credits	12 Months Ended
Dec. 31, 2024
Investment Tax Credits [Abstract]
Investment Tax Credits	Investment Tax Credits
Investment tax credits, arising from qualifying scientific research and experimental development efforts pursuant to existing tax legislation, are recorded as a reduction of administrative and marketing expenses when there is reasonable assurance of their ultimate realization. In 2024, investment tax credits of $12.6 (2023 – $14.5) were recorded.